Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
NOTE 22. QUARTERLY FINANCIAL DATA (UNAUDITED)
The following table presents select unaudited financial data for each of the three-month periods ending March 31, 2017, June 30, 2017, September 30, 2017 and December 31, 2017, as well as the comparable 2016 periods (in thousands, except per share data):

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,
2017 (1)
Total revenues	$1,037,600	$875,731	$786,887	$768,640
Gross profit	$368,638	$336,330	$272,365	$262,995
Loss from continuing operations	$(165,423)	$(696,020)	$(99,687)	$(271,581)
Discontinued operations, net of tax	$(8,405)	$(700,498)	$3,017	$(96,836)
Net loss attributable to Endo International plc	$(173,828)	$(1,396,518)	$(96,670)	$(368,417)
Net loss per share attributable to Endo International plc ordinary shareholders—Basic:
Continuing operations	$(0.74)	$(3.12)	$(0.45)	$(1.22)
Discontinued operations	(0.04)	(3.14)	0.02	(0.43)
Basic	$(0.78)	$(6.26)	$(0.43)	$(1.65)
Net loss per share attributable to Endo International plc ordinary shareholders—Diluted:
Continuing operations	$(0.74)	$(3.12)	$(0.45)	$(1.22)
Discontinued operations	(0.04)	(3.14)	0.02	(0.43)
Diluted	$(0.78)	$(6.26)	$(0.43)	$(1.65)
Weighted average shares—Basic	223,014	223,158	223,299	223,322
Weighted average shares—Diluted	223,014	223,158	223,299	223,322
2016 (2)
Total revenues	$963,539	$920,887	$884,335	$1,241,513
Gross profit	$274,834	$288,669	$326,863	$484,935
(Loss) income from continuing operations	$(88,763)	$389,812	$(191,496)	$(3,333,325)
Discontinued operations, net of tax	$(45,108)	$(46,216)	$(27,423)	$(4,531)
Net (loss) income attributable to Endo International plc	$(133,869)	$343,578	$(218,919)	$(3,337,856)
Net (loss) income per share attributable to Endo International plc ordinary shareholders—Basic:
Continuing operations	$(0.40)	$1.75	$(0.86)	$(14.96)
Discontinued operations	(0.20)	(0.21)	(0.12)	(0.02)
Basic	$(0.60)	$1.54	$(0.98)	$(14.98)
Net (loss) income per share attributable to Endo International plc ordinary shareholders—Diluted:
Continuing operations	$(0.40)	$1.75	$(0.86)	$(14.96)
Discontinued operations	(0.20)	(0.21)	(0.12)	(0.02)
Diluted	$(0.60)	$1.54	$(0.98)	$(14.98)
Weighted average shares—Basic	222,302	222,667	222,767	222,870
Weighted average shares—Diluted	222,302	222,863	222,767	222,870
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(1)
Loss from continuing operations for the year ended December 31, 2017 was impacted by (1) acquisition-related and integration items of $10.9 million, $4.2 million, $16.6 million and $26.4 million during the first, second, third and fourth quarters, respectively, including charges due to changes in the fair value of contingent consideration of $6.2 million, $2.0 million, $15.4 million and $26.4 million, respectively; (2) asset impairment charges of $204.0 million, $725.0 million, $94.9 million and $130.4 million during the first, second, third and fourth quarters, respectively; (3) certain cost reductions and separation benefits incurred in connection with continued efforts to enhance the Company’s operations and other miscellaneous costs of $22.7 million, $24.6 million, $80.7 million and $84.5 million during the first, second, third and fourth quarters, respectively; (4) charges/(benefits) related to litigation-related and other contingent matters totaling $0.9 million, $(2.6) million, $(12.4) million and $200.0 million during the first, second, third and fourth quarters, respectively, and (5) loss on extinguishment of debt of $51.7 million during the second quarter. As previously reported in our Quarterly Report on Form 10-Q for the quarter ended September 30, 2017, the third quarter numbers above reflect a $14.2 million correcting entry to increase asset impairment charges resulting from certain assets that should have been impaired during the second quarter.

(2)
(Loss) income from continuing operations for the year ended December 31, 2016 was impacted by (1) acquisition-related and integration items of $12.6 million, $48.2 million, $19.5 million and $7.4 million during the first, second, third and fourth quarters, respectively, including charges/(benefits) of $(10.7) million, $23.9 million, $11.6 million and $(1.0) million during the first, second, third and fourth quarters, respectively; (2) asset impairment charges of $129.6 million, $40.0 million, $93.5 million and $3,518.1 million during the first, second, third and fourth quarters, respectively; (3) inventory step-up and certain manufacturing costs that will be eliminated pursuant to integration plans of $68.5 million, $29.1 million, $14.2 million and $13.9 million during the first, second, third and fourth quarters, respectively; (4) certain cost reductions and separation benefits incurred in connection with continued efforts to enhance the Company’s operations and other miscellaneous costs of $38.5 million, $22.2 million, $9.8 million and $37.1 million during the first, second, third and fourth quarters, respectively, and (5) charges/(benefits) related to litigation-related and other contingent matters totaling $5.2 million, $5.3 million, $18.3 million and $(4.8) million during the first, second, third and fourth quarters, respectively.

Quarterly and year-to-date computations of per share amounts are made independently, therefore, the sum of the per share amounts for the quarters may not equal the per share amounts for the year.
As further described in Note 3. Discontinued Operations and Assets and Liabilities Held for Sale, we sold our Litha business on July 3, 2017 and our Somar business on October 25, 2017. Both of these businesses were part of our International Pharmaceuticals segment. Neither business met the requirements for presentation as discontinued operations. The operating results of the AMS business are reported as Discontinued operations, net of tax in the Consolidated Statements of Operations for all periods presented. For additional information, see Note 3. Discontinued Operations and Assets and Liabilities Held for Sale.